Cover	Jan. 20, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 20, 2022
Entity Registrant Name	XPEL, INC.
Entity Address, Address Line One	618 W. Sunset Road
Entity Address, State or Province	TX
Entity Address, City or Town	San Antonio
Soliciting Material	false
City Area Code	(210)
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	XPEL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity File Number	001-38858
Entity Tax Identification Number	20-1117381
Entity Address, Postal Zip Code	78216
Written Communications	false
Local Phone Number	678-3700
Entity Incorporation, State or Country Code	NV
Amendment Flag	false
Entity Central Index Key	0001767258